Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
	(RMB in thousands)
Guarantee derivative liabilities at fair value (Note 9)	252,613	1,473,853
Tax payable	632,006	975,396
Funds payable to Institutional Funding Partners (i)	670,942	425,763
Accrued payroll and welfare	364,500	408,828
Accrued risk management fees	48,993	197,665
Accrued professional fees and outsourcing fees	37,684	68,002
Accrued marketing expenses	78,681	61,193
Short-term leasing liabilities	45,577	53,644
Payable to third‑party sellers	55,704	47,114
Other payable to Individual Investors on Juzi Licai	86,841	30,477
Deferred service fees	51,966	26,737
Security deposits from third‑party sellers	10,718	16,435
Deferred interest and financial services income and others	23,038	9,880
Payable for acquisition of land use rights (ii)	516,000	-
Other accrued expenses	51,084	78,670
Total accrued expenses and other current liabilities	2,926,347	3,873,657

(i)
The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.
(ii)
In 2020, the Group obtained the land use rights from local authorities with a cash consideration of RMB1.0 billion. The Group has made the first installment payment of RMB516.0 million in February 2020, and the second installment payment of RMB516.0 million in February 2021.